Share based compensation (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Sharebased compensation
Share-based compensation expenses	$ 152,214	$ 3,835,475	$ 1,531,258
performance share unit member
Sharebased compensation
Share-based compensation expenses	0	458,253	1,291,978
Other Member
Sharebased compensation
Share-based compensation expenses	0	16,702	0
Shares for services
Sharebased compensation
Share-based compensation expenses	0	36,000	169,500
Warrants for services Member
Sharebased compensation
Share-based compensation expenses	0	1,372,763	0
Restricted share unit member
Sharebased compensation
Share-based compensation expenses	80,065	0	0
Stock Options Member
Sharebased compensation
Share-based compensation expenses	$ 72,149	$ 1,951,757	$ 69,780